Cash and cash equivalents	12 Months Ended
Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents
20. Cash and cash equivalents

Cash and cash equivalents include cash balances, together with short-term investments with an original maturity of less than three months that are readily convertible to cash. Bank overdrafts are only shown net within cash and cash equivalents when there is a legal right to offset unconditionally and an intention to settle net has been demonstrated by the physical movement of cash.

Net cash and cash equivalents reflected in the cash flow statement are net of bank overdrafts, which are reported in borrowings. The carrying amounts of cash and cash equivalents and bank overdrafts approximate their fair values.
Cash at bank earns interest at floating rates based on daily bank deposit rates. Short-term deposits are made for periods varying between one day and three months, depending on the immediate cash requirements, and earn interest at the respective short-term deposit rates.
Cash and cash equivalents held in currencies other than sterling have been converted into sterling at year-end exchange rates. For further information on currency exposures, refer to note 32(c).

	2021	2020
	£m	£m
Cash at bank	117	73
Short-term deposits	40	—
Cash and cash equivalents	157	73